Accounts payable to selling shareholders	12 Months Ended
Dec. 31, 2019
Accounts payable to selling shareholders
Accounts payable to selling shareholders

17     Accounts payable to selling shareholders

The breakdown of the liabilities regarding balances of accounts payable from business combination and investments in associates is as follows:

	2019	2018
Accounts payable to selling shareholders
Acquisition of International School (a)	(297,722)	(174,410)
Acquisition of NS Educação Ltda. (b)	(6,461)	(6,971)
Acquisition of Escola em Movimento (c)	(1,992)	—
Acquisition of Nave à Vela (d)	(30,946)	—
Acquisition of Positivo (e)	(879,111)	—
	(1,216,232)	(181,381)
Current	(117,959)	(830)
Non-current	(1,098,273)	(180,551)

(a)

The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the put or call options and discounted to present value using an estimated interest rate of 14.5%  (17.6% in 2018). During 2019 the Company recognized R$ 33,909 of interest. The amount payable is estimated based on projected EBITDA for the 2019 and 2020 school year. During the fourth quarter of 2019, the Company had a better visibility about next year´s ACV bookings and its increase, it was necessary to perform a review on previous operations projections, that resulted in an increase on the projected EBITDA. Based on the new projected numbers for 2019 and 2020, the accounts payable increased by R$89,403. See Note 28 for more information.

(b)

This amount was retained for any losses, which will be released in annual installments until December 31, 2022. The amount is being adjusted by the interest from Interbank certificates of deposit (CDI).

(c)

This amount was retained for any losses, which will be released in two annual installments on the first and second anniversary of the acquisition. The amount is being adjusted by the basic interest rate (SELIC).

(d)

This amount is related to the remaining acquisition of 49% interest in Nave and will occur over the next two years (subject to price adjustments, net of debt at each closing date). This amount is recorded at the present value using an estimated interest rate of 14.54%. During 2019, the Company recognized R$ 1,218 of interest. The next tranche is payable on February 15, 2021, in this date Arco Ventures S.A. will acquire 24% interest, for the 24% of Nave’s revenues from October 1, 2019 to September 30, 2020 multiplied by 5.3, net of debt. The last tranche is payable on February 15, 2022, in this date Arco Ventures S.A. will acquire 25% interest, for 25% of Nave’s revenues from October 1, 2020 to September 30, 2021 multiplied by 3, net of debt.

(e)	The amount of the contract is updated by CDI from November 1, 2019 to December 31, 2019.